SEGMENT INFORMATION - Schedule of Revenue and Operating Results by Segments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Revenue	¥ 3,366,503	$ 491,647	¥ 2,563,005	¥ 1,718,871
Costs of revenue	(2,144,786)	(313,226)	(1,586,014)	(1,090,595)
Gross profit	1,221,717	$ 178,421	976,991	628,276
Operating Segments | Domestic K-12 Schools | International Schools
Segment Reporting Information [Line Items]
Revenue	872,857		745,015	589,599
Costs of revenue	(502,186)		(456,003)	(373,391)
Gross profit	370,671		289,012	216,208
Operating Segments | Domestic K-12 Schools | Bilingual Schools
Segment Reporting Information [Line Items]
Revenue	722,396		650,433	534,008
Costs of revenue	(421,894)		(400,043)	(346,868)
Gross profit	300,502		250,390	187,140
Operating Segments | Domestic K-12 Schools | Kindergartens
Segment Reporting Information [Line Items]
Revenue	373,028		495,024	399,249
Costs of revenue	(272,261)		(279,315)	(223,397)
Gross profit	100,767		215,709	175,852
Operating Segments | Overseas Schools
Segment Reporting Information [Line Items]
Revenue	835,927		181,793
Costs of revenue	(588,839)		(145,625)
Gross profit	247,088		36,168
Operating Segments | Complementary Education Services
Segment Reporting Information [Line Items]
Revenue	458,968		420,760	196,015
Costs of revenue	(321,089)		(286,925)	(146,939)
Gross profit	137,879		133,835	¥ 49,076
Operating Segments | Education Technology
Segment Reporting Information [Line Items]
Revenue	103,327		69,980
Costs of revenue	(38,517)		(18,103)
Gross profit	¥ 64,810		¥ 51,877